UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22123

Nuveen Municipal High Income Opportunity Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund 2 (NMD)
	January 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.8% (1.5% of Total Investments)
$ 2,290	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	$ 2,235,063
	System Inc., Series 2005A, 5.250%, 11/15/20
1,000	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	953,230
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
3,290	Total Alabama			3,188,293
	Arizona – 5.0% (4.3% of Total Investments)
1,000	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/17 at 100.00	N/R	864,230
	Bonds, Series 2007, 6.200%, 7/15/32
85	Pima County Industrial Development Authority, Arizona, Choice Education and Development	No Opt. Call	N/R	82,878
	Charter School Revenue Bonds, Series 2006, 6.000%, 6/01/16
500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy	No Opt. Call	N/R	515,350
	Traditional School Project, Series 2009, 8.500%, 7/01/39
825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise	6/19 at 100.00	BBB–	679,767
	Education Center Project, Series 2010, 6.000%, 6/01/40
2,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds,	12/17 at 102.00	N/R	2,378,605
	Series 2008, 7.000%, 12/01/27
4,325	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	3,680,098
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37 (4)
1,000	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	850,840
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
10,310	Total Arizona			9,051,768
	California – 12.9% (11.1% of Total Investments)
1,470	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	No Opt. Call	AA	1,187,113
	Option Bond Trust 2985, 17.276%, 4/01/16 (IF)
2,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	1,536,680
	5.000%, 12/01/36
565	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008B,	8/17 at 100.00	A	522,885
	5.000%, 2/01/28 (Alternative Minimum Tax)
1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	N/R	927,200
	Series 2010B, 7.250%, 8/15/45
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project,	11/19 at 100.00	Baa1	1,012,050
	Series 2009, 8.500%, 11/01/39
795	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,	3/20 at 100.00	A2	759,948
	Series 2010A-1, 5.750%, 3/01/30
1,300	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.415%, 3/01/18 –	No Opt. Call	AA+	1,099,384
	AGM Insured (IF)
520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB–	477,958
	of the West, Series 2010, 6.250%, 10/01/39
1,825	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,486,463
	Health System, Series 2005A, 5.250%, 7/01/35
2,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,894,100
	Series 2007C, 5.750%, 7/01/47 – FGIC Insured (4)
1,125	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	477,360
	Option Bond Trust 3048, 18.186%, 11/15/48 (IF)
	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,
	Franciscan Mobile Home Park Refunding, Series 2007A:
2,000	5.000%, 12/15/37	12/17 at 100.00	A–	1,625,380
1,960	6.500%, 12/15/47	12/17 at 100.00	N/R	1,595,224
1,370	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007,	9/15 at 102.00	N/R	844,687
	5.250%, 9/01/37
1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North	9/14 at 102.00	N/R	761,800
	Special Tax Bonds, Series 2006, 5.000%, 9/01/26
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
1,000	5.750%, 6/01/47	6/17 at 100.00	Baa3	656,430
2,500	5.125%, 6/01/47	6/17 at 100.00	Baa3	1,473,950
1,000	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area,	8/15 at 100.00	BB	692,690
	Series 2005, 5.000%, 8/01/25 – AMBAC Insured
1,000	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003,	6/13 at 100.00	N/R	884,870
	6.000%, 6/01/35
700	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	485,716
	Airport, Tender Option Bond Trust 10-27B, 17.742%, 5/15/40 (IF)
500	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	498,650
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
625	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	589,613
	5.250%, 11/01/21
2,500	San Bernardino Community College District, California, General Obligation Bonds, Tender Option	8/16 at 100.00	AA+	1,860,700
	Bond Trust 11780-1, 17.246%, 2/01/27 – AGM Insured (IF)
29,755	Total California			23,350,851
	Colorado – 8.7% (7.5% of Total Investments)
1,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	1,332,495
1,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor	5/17 at 100.00	BB+	1,169,340
	Academy, Series 2007A, 5.700%, 5/01/37
1,975	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of	6/18 at 102.00	N/R	1,704,484
	Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38
1,480	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	1,307,476
	Series 2006A, 5.000%, 9/01/41 (4)
750	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	621,570
	Leavenworth Health Services Corporation, Tender Option Bond Trust 3702, 18.709%,
	1/01/18 (IF) (4)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	893,340
	Society, Series 2006, 5.250%, 6/01/36
5,045	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	4/17 at 100.00	N/R	3,034,618
	2007, 6.750%, 4/01/27 (Alternative Minimum Tax) (5)
1,000	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007,	12/17 at 100.00	N/R	721,460
	5.400%, 12/01/27
1,070	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment	3/20 at 100.00	N/R	1,007,566
	Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40
5	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds,	12/17 at 100.00	N/R	3,788
	Series 2007, 5.250%, 12/01/36 – RAAI Insured
500	Pinery West Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds,	12/17 at 100.00	N/R	394,115
	Series 2007, 5.000%, 12/01/27 – RAAI Insured
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	973,830
	8.000%, 12/01/25
1,700	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	1,776,245
	Utilities, Series 2008, 6.500%, 11/15/38
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	758,089
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
19,340	Total Colorado			15,698,416
	Connecticut – 0.6% (0.5% of Total Investments)
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,010,730
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
	Florida – 11.8% (10.1% of Total Investments)
615	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Series 2006A,	5/16 at 100.00	N/R	382,715
	5.500%, 5/01/37
985	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue	5/16 at 100.00	N/R	677,503
	Bonds, Series 2006A, 5.125%, 5/01/38
1,000	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	947,190
	Series 2008A, 7.000%, 5/01/37
990	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue	5/13 at 101.00	A+	986,387
	Bonds, Series 2003, 6.400%, 5/01/33
2,000	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company	8/11 at 100.00	BBB	1,754,100
	Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)
1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/11 at 100.00	BB+	1,006,500
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
2,365	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	2,019,284
	Gardens, Series 2004A, 5.900%, 5/01/35
1,000	Orange County Housoing Finance Authority, Florida, Multifamily Housing Bonds, Buena Vista	7/11 at 100.00	N/R	872,020
	Place II, Series 1999-I, 6.900%, 7/01/39 (Alternative Minimum Tax)
1,160	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/12 at 101.00	N/R	755,578
	Series 2004, 5.750%, 5/01/35
995	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	801,652
	6.000%, 5/01/37
3,255	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA	1,860,949
	South Florida, Trust 1030, 15.054%, 2/01/31 (IF)
500	South Village Community Development District, Clay County, Florida, Capital Improvement	5/13 at 100.00	N/R	341,910
	Revenue Bonds, Series 2005A, 5.700%, 5/01/35
1,345	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds,	5/18 at 100.00	N/R	1,253,338
	Series 2007, 6.750%, 5/01/38
2,890	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	2,099,672
	5.400%, 5/01/37
5,915	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	No Opt. Call	N/R	3,679,070
	5.250%, 5/01/39
	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
500	6.000%, 5/01/23	5/13 at 101.00	N/R	446,400
1,750	6.125%, 5/01/35	5/13 at 101.00	N/R	1,410,255
28,265	Total Florida			21,294,523
	Georgia – 2.5% (2.1% of Total Investments)
1,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	N/R	992,760
	7.500%, 1/01/31
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	CCC+	1,424,575
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,170	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/15 at 100.00	CCC+	1,253,959
	Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)
855	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds,	7/11 at 100.00	BBB–	824,109
	Ft. James Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax)
4,275	Total Georgia			4,495,403
	Illinois – 13.2% (11.3% of Total Investments)
1,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	BB–	1,000,800
	Corporation Project, Series 2010, 6.500%, 10/15/40
1,100	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim	1/18 at 102.00	N/R	955,900
	Redevelopment Project, Series 2008, 7.000%, 1/01/28
1,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010,	5/15 at 100.00	N/R	923,310
	5.500%, 5/15/23
5,620	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	No Opt. Call	BBB+	4,453,399
	Series 2007, 5.000%, 12/01/36
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A,	5/20 at 100.00	N/R	473,215
	7.750%, 5/15/30
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	11/12 at 100.00	N/R	482,285
	7.000%, 5/15/18
1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,026,787
1,500	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.500%, 4/01/37	4/17 at 100.00	Baa2	1,322,595
1,500	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	1,257,180
	5.500%, 8/01/37
2,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/19 at 100.00	BBB	2,064,340
	Series 2009, 6.875%, 8/15/38
500	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA+	468,760
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
500	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	Baa1	481,320
	Series 2002, 5.500%, 1/01/22
2,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	B–	1,203,900
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
285	5.250%, 1/01/25	1/16 at 100.00	B–	183,537
200	5.250%, 1/01/36	1/16 at 100.00	B–	112,644
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,	No Opt. Call	A–	766,696
	Series 2010, 6.000%, 6/01/28
	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental
	Health Center, Series 2007:
1,295	6.200%, 6/01/17	No Opt. Call	N/R	1,246,399
3,020	6.625%, 6/01/37	6/17 at 103.00	N/R	2,617,192
1,000	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Granite	3/14 at 100.00	N/R	984,260
	City Project, Series 2009B, 7.750%, 3/01/22
750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	740,445
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
26,970	Total Illinois			23,764,964
	Indiana – 3.7% (3.2% of Total Investments)
3,100	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	2,639,123
	System, Series 2006, 5.125%, 8/01/29
1,250	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation	No Opt. Call	Aa3	1,387,000
	Guaranteed, Series 2007A, 17.834%, 4/15/17 (IF)
1,000	Indianapolis, Indiana, Multifamily Housing Revenue Bonds, GMF-Berkley Commons Apartments,	7/20 at 100.00	A+	929,800
	Series 2010A, 6.000%, 7/01/40
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
250	5.700%, 9/01/37	9/17 at 100.00	N/R	206,555
1,800	5.800%, 9/01/47	9/17 at 100.00	N/R	1,466,856
7,400	Total Indiana			6,629,334
	Kentucky – 0.5% (0.4% of Total Investments)
	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro
	Medical Health System, Series 2010A:
500	6.000%, 6/01/30	6/20 at 100.00	Baa2	466,410
500	6.500%, 3/01/45	No Opt. Call	Baa2	471,980
1,000	Total Kentucky			938,390
	Louisiana – 3.8% (3.3% of Total Investments)
500	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue	11/20 at 100.00	BBB–	498,045
	Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
3,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	3,535,700
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
4,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	2,309,440
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37
555	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	A–	506,315
	Series 2001B, 5.875%, 5/15/39
8,555	Total Louisiana			6,849,500
	Maryland – 0.3% (0.3% of Total Investments)
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	626,440
	Center, Series 2006A, 5.000%, 12/01/31
	Massachusetts – 0.0% (0.0% of Total Investments)
90	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/12 at 102.00	Caa3	40,986
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
	Michigan – 1.2% (1.1% of Total Investments)
1,750	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	1,451,678
	Montessori Academy, Series 2007, 6.500%, 12/01/37
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David	6/17 at 100.00	N/R	759,990
	Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37
2,750	Total Michigan			2,211,668
	Minnesota – 1.4% (1.2% of Total Investments)
3,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BB+	2,564,790
	Series 2005, 6.000%, 11/15/35
	Mississippi – 1.1% (0.9% of Total Investments)
975	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, Roberts Hotel	2/21 at 102.00	NA	921,814
	of Jackson, LLC Project, Series 2010, 8.500%, 2/01/30 (7)
1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/11 at 100.00	BBB	976,820
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
1,975	Total Mississippi			1,898,634
	Missouri – 3.4% (2.9% of Total Investments)
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	955,330
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
1,000	Missouri Development Finance Board. Infrastructure Facilities Revenue Bonds, City of	4/14 at 100.00	A	1,011,890
	Independence, Missouri - Events Center Project, Series 2009F, 6.250%, 4/01/38
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project,	6/15 at 103.00	N/R	829,103
	Series 2007A, 5.350%, 6/15/32
1,000	Saint Louis Land Clearance for Redevelopment Authority, Tax-Exempt Recovery Zone Facilities	9/20 at 100.00	N/R	922,780
	Improvement, Missouri, Special Revenue Bonds, Kiel Opera House Project, Series 2010B,
	7.000%, 9/01/35
1,000	Saint Louis, Missouri, Orpheum Theater Community Improvement District, Saint Louis, Missouri,	No Opt. Call	N/R	948,820
	Property and Sales Tax Revenue Bonds, Series 2009, 9.000%, 3/01/29
1,894	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment	3/11 at 100.00	N/R	1,537,909
	Project, Series 2008A, 6.300%, 8/22/26
6,994	Total Missouri			6,205,832
	Nevada – 1.9% (1.6% of Total Investments)
2,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	No Opt. Call	AA+	2,172,800
	Tender Option Bond Trust Series 2010-11836, 17.445%, 6/01/16 (IF)
1,200	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	7/11 at 100.00	N/R	268,524
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured (6)
980	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax	6/18 at 100.00	B2	927,345
	Revenue Bonds Series 2008A, 6.500%, 6/15/20
4,680	Total Nevada			3,368,669
	New Jersey – 3.4% (2.9% of Total Investments)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
2,000	6.250%, 9/15/19 (Alternative Minimum Tax)	9/11 at 100.00	B	1,897,720
55	6.400%, 9/15/23 (Alternative Minimum Tax)	3/11 at 100.50	B	52,197
25	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	5/11 at 101.00	B	24,603
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
3,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BBB–	2,872,800
	University Hospital, Series 2007, 5.750%, 7/01/37
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB–	1,044,910
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18
500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Baa3	298,680
	Series 2007-1A, 4.750%, 6/01/34
6,780	Total New Jersey			6,190,910
	New Mexico – 0.7% (0.6% of Total Investments)
495	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds,	10/17 at 100.00	N/R	412,132
	Series 2007, 7.000%, 10/01/37
965	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	N/R	869,494
	Project, Series 2010A, 5.875%, 7/01/30
1,460	Total New Mexico			1,281,626
	New York – 2.1% (1.8% of Total Investments)
1,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	1,037,290
	Airport Special Facility Revenue Bonds, Series 2005, 7.625%, 8/01/25
	(Mandatory put 8/01/16) (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
500	5.750%, 10/01/37	10/17 at 100.00	N/R	309,150
2,000	5.875%, 10/01/46	10/17 at 102.00	N/R	1,219,740
1,030	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	886,758
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	251,843
	Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42
4,795	Total New York			3,704,781
	North Carolina – 2.3% (1.9% of Total Investments)
1,970	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds,	10/17 at 100.00	N/R	1,389,776
	Series 2007, 5.250%, 10/01/38
1,260	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	805,228
	Bonds, Series 2008, Trust 1149, 13.223%, 7/15/32 (IF)
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,
	Meredith College, Series 2008A:
1,000	6.000%, 6/01/31	6/18 at 100.00	BBB	950,400
1,000	6.125%, 6/01/35	6/18 at 100.00	BBB	942,740
5,230	Total North Carolina			4,088,144
	Ohio – 3.7% (3.2% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
500	5.750%, 6/01/34	6/17 at 100.00	Baa3	331,610
4,845	5.875%, 6/01/47	6/17 at 100.00	Baa3	3,191,402
1,700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB	1,674,041
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
1,250	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	No Opt. Call	Aa2	1,172,600
	Obligated Group, Tender Option Bond Trust 3551, 19.735%, 1/01/17 (IF)
2,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	365,000
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (5), (6)
10,295	Total Ohio			6,734,653
	Oklahoma – 0.3% (0.3% of Total Investments)
45	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	6/11 at 100.00	B–	42,651
	6.250%, 6/01/20
500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	Caa2	506,665
	Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)
545	Total Oklahoma			549,316
	Oregon – 0.2% (0.1% of Total Investments)
190	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%,	2/11 at 100.00	BBB–	186,650
	8/01/25 (Alternative Minimum Tax)
125	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183,	6/11 at 100.00	Ba3	116,031
	5.700%, 12/01/25
315	Total Oregon			302,681
	Pennsylvania – 1.9% (1.6% of Total Investments)
500	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania,	No Opt. Call	BB	507,840
	Environmental Improvement Revenue Bonds, United States Steel Corporation
	Project, Refunding Series 2009, 6.750%, 11/01/24
1,010	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BB+	875,700
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
185	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA	173,012
	Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B,
	19.010%, 8/01/38 (IF)
1,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds	6/11 at 100.00	B	840,620
	(USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option	4/19 at 100.00	AA+	682,160
	Bond Trust 4657, 15.827%, 10/01/29 (IF) (4)
395	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	350,693
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
4,090	Total Pennsylvania			3,430,025
	Puerto Rico – 0.0% (0.0% of Total Investments)
20	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc.,	6/11 at 100.00	CCC+	16,552
	Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
	Rhode Island – 0.2% (0.2% of Total Investments)
500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	433,445
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 1.1% (1.0% of Total Investments)
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	No Opt. Call	N/R	2,056,020
	Series 2007B, 7.700%, 11/01/17 (6)
	Tennessee – 3.0% (2.6% of Total Investments)
1,000	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate	3/11 at 100.00	N/R	973,080
	Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24
2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	1,718,000
	Wellmont Health System, Refunding Series 2006A, 5.440%, 9/01/32
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
188	5.500%, 11/01/37 (5), (6), (8)	11/17 at 100.00	N/R	75,000
125	5.500%, 11/01/46 (5), (6), (8)	11/17 at 100.00	N/R	50,000
2,761	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	2,577,532
6,074	Total Tennessee			5,393,612
	Texas – 9.8% (8.4% of Total Investments)
	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,
	Series 2007:
1,000	5.750%, 12/01/29 (Alternative Minimum Tax)	6/11 at 100.00	CCC+	752,900
1,710	5.250%, 12/01/29 (Alternative Minimum Tax)	12/12 at 100.00	CCC+	1,199,719
940	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	885,066
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center	No Opt. Call	BBB–	2,331,546
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A,
	8.750%, 2/15/28
10	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	5/11 at 100.50	CCC+	7,907
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
3,000	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds,	2/18 at 100.00	BB+	2,624,430
	Series 2008A, 6.500%, 8/15/38
980	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds,	1/14 at 102.00	N/R	877,090
	Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39
1,330	La Vernia Higher Education Financing Corporation, Texas, Education Revenue Bonds, Amigos Por	2/16 at 100.00	N/R	1,102,942
	Vida Friends For Life Public Charter School, Series 2008, 6.375%, 2/15/37
335	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	312,880
	5.750%, 1/01/38
385	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	367,032
	Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/13 at 101.00	CCC–	652,300
	LLC Project, Series 2003B, 6.150%, 8/01/22
2,875	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	2,112,780
	Texas Health Resources Project, Trust 1031, 17.081%, 2/15/36 (IF)
250	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A	258,133
	Lien Series 2008D, 6.250%, 12/15/26
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	1,013,660
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34
970	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter	12/14 at 100.00	BB+	900,218
	School, Series 2004A, 7.000%, 12/01/34
2,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/12 at 100.00	BBB+	1,707,060
	2002A, 5.000%, 8/15/42 – AMBAC Insured
550	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	No Opt. Call	N/R	539,550
	Manor, Series 2010, 7.000%, 11/01/30
21,435	Total Texas			17,645,213
	Utah – 3.3% (2.8% of Total Investments)
	Utah State Charter School Finance Authority, Noah Webster Academy Revenue Bonds,
	Series 2008A:
500	6.250%, 6/15/28	6/17 at 100.00	N/R	413,685
1,430	6.500%, 6/15/38	6/17 at 100.00	N/R	1,146,746
5,550	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project,	12/17 at 100.00	BBB–	4,421,518
	Series 2007A, 5.800%, 6/15/38
7,480	Total Utah			5,981,949
	Virgin Islands – 0.5% (0.5% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project - Hovensa LLC,	1/14 at 100.00	Baa3	960,710
	Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
	Virginia – 1.5% (1.3% of Total Investments)
50	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	6/11 at 100.00	Ba3	46,082
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax)
3,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	Baa3	1,718,760
	Series 2007B1, 5.000%, 6/01/47
1,000	Virginia Small Business Financing Authority, Revenue Bonds Hampton Roads Proton Beam Therapy	7/14 at 102.00	N/R	1,032,110
	Institute at Hampton University, LLC Project, Series 2009, 9.000%, 7/01/39
4,050	Total Virginia			2,796,952
	Washington – 5.9% (5.1% of Total Investments)
2,415	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	2,376,457
	Services Project, Tender Option Bond Trust 2009-14A&B, 19.104%, 6/01/34 (IF)
3,500	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.750%, 1/01/38	No Opt. Call	N/R	2,951,935
7,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	5,319,229
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
15	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	13,516
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
12,930	Total Washington			10,661,137
	West Virginia – 0.2% (0.2% of Total Investments)
400	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	BBB	349,832
	Economic Development, Series 2006B, 5.625%, 3/01/36
	Wisconsin – 1.6% (1.3% of Total Investments)
30	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds,	No Opt. Call	N/R	28,519
	Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
1,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds,	12/18 at 102.00	N/R	900,130
	Series 2006, 7.000%, 12/01/26
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community	No Opt. Call	AA–	701,360
	Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 18.601%, 4/01/17 (IF) (4)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare	2/12 at 101.00	A+	599,960
	Inc., Tender Option Bond Trust 09-3114, 15.503%, 2/15/26 – NPFG Insured (IF)
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	582,840
	Healthcare System, Series 2006, Trust 2187, 14.241%, 8/15/34 (IF)
4,530	Total Wisconsin			2,812,809
	Wyoming – 1.0% (0.9% of Total Investments)
2,000	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation,	12/15 at 100.00	BBB+	1,897,200
	Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)
$ 258,055	Total Investments (cost $238,391,177) – 116.5%			210,476,758
	Borrowings – (19.4)% (9)			(35,000,000)
	Other Assets Less Liabilities – 2.9% (11)			5,209,046
	Net Assets Applicable to Common Shares – 100%			$ 180,685,804

Investments in Derivatives
Forward Swaps outstanding at January 31, 2011:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	(Depreciation)
Barclays Bank PLC	$6,000,000	Receive	3-Month USD-LIBOR	4.098%	Semi-Annually	12/23/11	12/23/35	$348,657
Barclays Bank PLC	3,500,000	Receive	3-Month USD-LIBOR	4.720	Semi-Annually	5/25/11	5/25/40	(203,454)
JPMorgan	5,000,000	Receive	3-Month USD-LIBOR	4.783	Semi-Annually	5/05/11	5/05/40	(355,362)
								$(210,159)

Fair Value Measurements

In determining the fair value of the Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$206,952,140	$3,524,618	$210,476,758
Derivatives:
Forward Swaps*	—	(210,159)	—	(210,159)
Total	$—	$206,741,981	$3,524,618	$210,266,599
* Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$3,970,170
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(305,528)
Purchases at cost	—
Sales at proceeds	(140,024)
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$3,524,618

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2011, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation	$—	Unrealized depreciation	$210,159
		on forward swaps*		on forward swaps*
* Represents cumulative appreciation (depreciation) of forward swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments (excluding investments in derivatives) was $241,473,967.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$5,978,127
Depreciation	(36,975,336)
Net unrealized appreciation (depreciation) of investments	$(30,997,209)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Subsequent to the reporting period, the Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees.
(9)	Borrowings as a percentage of Total Investments is 16.6%.
(10)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(11)	Other Assets Less Liabilities includes value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 1, 2011